INCOME TAXES - Summary of significant components of deferred tax assets and deferred tax liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Accrued expenses	¥ 96,319	¥ 69,343
Allowance for uncollectible receivables, contract assets, and others	5,517	3,607
Net loss carryforward	31,619	25,668
Contingent guarantee liabilities	493
Deferred income		255
Gross deferred tax assets	133,948	98,873
Valuation allowances	(37,414)	(26,468)	¥ (16,070)
Deferred tax assets, net	96,534	72,405
Deferred tax liabilities
Dividend withholding tax	105,926	70,450
Others	986
Total	¥ 106,912	¥ 70,450